DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

February 29, 2024 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 98.1%
Argentina - 2.1%
Argentine Republic Government International Bond
1.00%, 7/9/29	$20,000	$9,288
0.75% - 1.75%, 7/9/30(a)	65,000	30,019
3.625% - 5.00%, 7/9/35(a)	115,000	42,909
4.25% - 5.00%, 1/9/38(a)	78,000	32,711
3.50% - 4.875%, 7/9/41(a)	56,000	20,132
3.625% - 5.00%, 7/9/46(a)	16,000	6,235

(Cost $190,501)		141,294

Bahrain - 2.4%
Bahrain Government International Bond, REGS, 6.00%, 9/19/44
(Cost $198,144)	200,000	161,880

Barbados - 0.2%
Barbados Government International Bond, REGS, 6.50%, 10/1/29
(Cost $11,430)	12,000	11,426

Bolivia - 0.2%
Bolivian Government International Bond, REGS, 4.50%, 3/20/28
(Cost $17,858)	20,000	11,811

Brazil - 4.0%
Brazilian Government International Bond
2.875%, 6/6/25	30,000	29,011
4.625%, 1/13/28	38,000	37,276
4.50%, 5/30/29	38,000	36,024
3.875%, 6/12/30	38,000	34,118
3.75%, 9/12/31	23,000	20,030
8.25%, 1/20/34	28,000	32,200
7.125%, 1/20/37	19,000	20,294
5.625%, 1/7/41	19,000	17,102
5.00%, 1/27/45	27,000	21,567
5.625%, 2/21/47	19,000	16,202
4.75%, 1/14/50	7,000	5,185

(Cost $297,929)		269,009

Chile - 2.7%
Chile Government International Bond
3.125%, 1/21/26	10,000	9,691
2.55%, 7/27/33	38,000	30,796
3.10%, 5/7/41	38,000	27,922
4.34%, 3/7/42	57,000	49,414
3.86%, 6/21/47	57,000	44,741
3.10%, 1/22/61	30,000	18,850

(Cost $225,571)		181,414

China - 2.9%
China Government International Bond, REGS, 3.50%, 10/19/28
(Cost $221,753)	200,000	194,029

Colombia - 3.9%
Colombia Government International Bond
8.125%, 5/21/24	25,000	25,174
3.875%, 4/25/27	30,000	28,231
3.00%, 1/30/30	30,000	24,650
3.25%, 4/22/32	44,000	34,021
7.375%, 9/18/37	15,000	14,750
6.125%, 1/18/41	30,000	25,633
4.125%, 2/22/42	9,000	6,020
5.625%, 2/26/44	30,000	23,581
5.00%, 6/15/45	38,000	27,451
5.20%, 5/15/49	34,000	24,818
4.125%, 5/15/51	20,000	12,313
8.75%, 11/14/53	5,000	5,363
3.875%, 2/15/61	16,000	9,173

(Cost $292,488)		261,178

Costa Rica - 1.7%
Costa Rica Government International Bond
REGS, 6.125%, 2/19/31	34,000	34,599
REGS, 5.625%, 4/30/43	25,000	22,566
REGS, 7.158%, 3/12/45	55,000	57,269

(Cost $97,715)		114,434

Dominican Republic - 3.7%
Dominican Republic International Bond
REGS, 6.875%, 1/29/26	35,000	35,477
REGS, 6.00%, 7/19/28	40,000	39,940
REGS, 4.50%, 1/30/30	50,000	45,535
REGS, 5.30%, 1/21/41	57,000	48,030
REGS, 7.45%, 4/30/44	57,000	59,850
REGS, 6.40%, 6/5/49	6,000	5,612
REGS, 5.875%, 1/30/60	16,000	13,554

(Cost $259,303)		247,998

Ecuador - 1.4%
Ecuador Government International Bond
144A, 6.00% - 6.90%, 7/31/30(a)	20,000	12,296
144A, 3.50% - 6.90%, 7/31/35(a)	56,000	26,915
REGS, 3.50% - 6.90%, 7/31/35(a)	45,000	21,628
144A, 2.50% - 6.90%, 7/31/40(a)	44,000	19,402
REGS, 2.50% - 6.90%, 7/31/40(a)	28,000	12,346

(Cost $121,305)		92,587

Egypt - 2.7%
Egypt Government International Bond, REGS, 7.600%, 3/1/29
(Cost $200,646)	200,000	182,032

El Salvador - 1.0%
El Salvador Government International Bond
REGS, 6.375%, 1/18/27	19,000	16,398
REGS, 8.625%, 2/28/29	25,000	21,875
REGS, 7.65%, 6/15/35	27,000	20,368
REGS, 7.625%, 2/1/41	12,000	8,788
REGS, 7.125%, 1/20/50	5,000	3,431

(Cost $74,342)		70,860

Gabon - 2.9%
Gabon Government International Bond, REGS, 6.95%, 6/16/25
(Cost $186,393)	200,000	193,364

Ghana - 0.6%
Ghana Government International Bond, REGS, 6.375%, 2/11/27*
(Cost $39,323)	100,000	43,688

Guatemala - 1.1%
Guatemala Government Bond, REGS, 4.90%, 6/1/30
(Cost $77,515)	75,000	71,430

Honduras - 0.1%
Honduras Government International Bond
REGS, 6.25%, 1/19/27	5,000	4,810
REGS, 5.625%, 6/24/30	5,000	4,386

(Cost $8,764)		9,196

Hungary - 3.0%
Hungary Government International Bond, 7.625%, 3/29/41
(Cost $205,622)	174,000	199,407

Indonesia - 3.8%
Indonesia Government International Bond
REGS, 4.75%, 1/8/26	60,000	59,812
REGS, 7.75%, 1/17/38	100,000	122,957
REGS, 6.75%, 1/15/44	40,000	46,512
3.05%, 3/12/51	25,000	17,626
4.45%, 4/15/70	15,000	12,521

(Cost $282,507)		259,428

Ivory Coast (Cote D’Ivoire) - 0.7%
Ivory Coast Government International Bond, REGS, 5.75%, 12/31/32
(Cost $53,232)	53,694	50,659

Jamaica - 1.2%
Jamaica Government International Bond
6.75%, 4/28/28	35,000	36,111
7.875%, 7/28/45	40,000	46,521

(Cost $82,379)		82,632

Jordan - 2.9%
Jordan Government International Bond, REGS, 5.75%, 1/31/27
(Cost $203,505)	200,000	193,358

Kuwait - 2.9%
Kuwait International Government Bond, REGS, 3.50%, 3/20/27
(Cost $209,324)	200,000	194,047

Malaysia - 0.2%
Malaysia Wakala Sukuk Bhd, REGS, 3.075%, 4/28/51
(Cost $12,938)	17,000	12,592

Mexico - 3.6%
Mexico Government International Bond
4.125%, 1/21/26	8,000	7,856
3.25%, 4/16/30	21,000	18,669
MTN, 8.30%, 8/15/31	30,000	35,664
Series A, MTN, 7.50%, 4/8/33	19,000	21,379
Series A, MTN, 6.75%, 9/27/34	15,000	15,890
6.05%, 1/11/40	30,000	29,538
MTN, 4.75%, 3/8/44	34,000	28,134
5.55%, 1/21/45	15,000	13,882
4.60%, 1/23/46	25,000	20,039
4.60%, 2/10/48	30,000	23,803
6.338%, 5/4/53	10,000	9,785
3.771%, 5/24/61	16,000	10,347
5.75%, 10/12/10	10,000	8,629

(Cost $291,688)		243,615

Mongolia - 0.3%
Mongolia Government International Bond, REGS, 5.125%, 4/7/26
(Cost $18,045)	19,000	18,413

Oman - 3.0%
Oman Government International Bond, REGS, 5.625%, 1/17/28
(Cost $178,847)	200,000	200,656

Panama - 3.2%
Panama Government International Bond
3.875%, 3/17/28	47,000	42,741
9.375%, 4/1/29	10,000	11,101
3.16%, 1/23/30	19,000	15,643
6.40%, 2/14/35	23,000	21,275
6.70%, 1/26/36	38,000	35,944
4.50%, 4/16/50	8,000	5,235
4.30%, 4/29/53	19,000	11,964
4.50%, 4/1/56	47,000	29,886
3.87%, 7/23/60	55,000	30,834
4.50%, 1/19/63	19,000	11,827

(Cost $316,878)		216,450

Papua New Guinea - 0.1%
Papua New Guinea Government International Bond, REGS, 8.375%, 10/4/28
(Cost $10,241)	11,000	10,368

Paraguay - 1.2%
Paraguay Government International Bond
REGS, 4.70%, 3/27/27	30,000	29,114
REGS, 5.60%, 3/13/48	20,000	17,776
REGS, 5.40%, 3/30/50	37,000	31,956

(Cost $78,981)		78,846

Peru - 3.1%
Peruvian Government International Bond
4.125%, 8/25/27	10,000	9,708
2.783%, 1/23/31	41,000	34,937
8.75%, 11/21/33	38,000	46,711
3.00%, 1/15/34	38,000	31,017
6.55%, 3/14/37	25,000	27,028
3.30%, 3/11/41	28,000	20,823
5.625%, 11/18/50	25,000	24,796
2.78%, 12/1/60(b)	20,000	11,532

(Cost $265,676)		206,552

Philippines - 3.2%
Philippine Government International Bond
9.50%, 2/2/30	61,000	74,877
1.648%, 6/10/31	30,000	23,870
3.95%, 1/20/40	19,000	16,338
3.70%, 3/1/41	38,000	31,200
3.70%, 2/2/42	57,000	46,455
4.20%, 3/29/47	28,000	23,461

(Cost $261,180)		216,201

Poland - 3.0%
Republic of Poland Government International Bond
3.25%, 4/6/26	54,000	52,608
5.75%, 11/16/32	67,000	70,059
4.875%, 10/4/33	27,000	26,553
5.50%, 4/4/53	55,000	55,160

(Cost $208,347)		204,380

Qatar - 4.1%
Qatar Government International Bond
144A, 9.75%, 6/15/30	160,000	205,450
144A, 6.40%, 1/20/40	60,000	67,875

(Cost $296,563)		273,325

Romania - 4.0%
Romanian Government International Bond
REGS, 6.625%, 2/17/28	30,000	30,945
REGS, 5.875%, 1/30/29	40,000	39,767
REGS, 3.00%, 2/14/31	20,000	16,730
REGS, 3.625%, 3/27/32	20,000	16,975
REGS, 7.125%, 1/17/33	36,000	38,034
REGS, 6.00%, 5/25/34	20,000	19,587
144A, 6.125%, 1/22/44	40,000	38,160
REGS, 6.125%, 1/22/44	20,000	19,080
REGS, 5.125%, 6/15/48	20,000	16,648
REGS, 4.00%, 2/14/51	34,000	23,716
REGS, 7.625%, 1/17/53	10,000	10,948

(Cost $305,453)		270,590

Saudi Arabia - 5.3%
Saudi Government International Bond
REGS, 2.25%, 2/2/33	200,000	159,500
REGS, 4.875%, 7/18/33	200,000	196,000

(Cost $396,079)		355,500

South Africa - 3.3%
Republic of South Africa Government International Bond
5.875%, 9/16/25	50,000	50,010
4.85%, 9/27/27	50,000	47,719
4.30%, 10/12/28	35,000	31,609
5.875%, 4/20/32	5,000	4,530
5.65%, 9/27/47	10,000	7,322
6.30%, 6/22/48	35,000	27,781
5.75%, 9/30/49	60,000	43,912
7.30%, 4/20/52	8,000	6,980

(Cost $228,723)		219,863

Sri Lanka - 0.9%
Sri Lanka Government International Bond
REGS, 6.85%, 3/14/24*(c)	15,000	8,188
REGS, 7.55%, 3/28/30*(c)	100,000	53,564

(Cost $89,006)		61,752

Trinidad and Tobago - 0.4%
Trinidad & Tobago Government International Bond, REGS, 4.50%, 8/4/26
(Cost $28,575)	28,000	27,164

Turkey - 4.1%
Turkiye Government International Bond
7.375%, 2/5/25	30,000	30,509
4.75%, 1/26/26	26,000	25,366
4.25%, 4/14/26	42,000	40,376
4.875%, 10/9/26	38,000	36,718

9.875%, 1/15/28	10,000	10,994
5.125%, 2/17/28	10,000	9,458
6.125%, 10/24/28	38,000	37,035
5.25%, 3/13/30	10,000	9,001
6.875%, 3/17/36	20,000	18,724
6.00%, 1/14/41	10,000	8,163
4.875%, 4/16/43	20,000	13,936
6.625%, 2/17/45	24,000	20,470
5.75%, 5/11/47	23,000	17,299

(Cost $268,321)		278,049

Ukraine - 0.9%
Ukraine Government International Bond
REGS, 7.75%, 9/1/29*	150,000	42,850
144A, 9.75%, 11/1/30*	60,000	18,042

(Cost $162,141)		60,892

United Arab Emirates - 2.5%
Abu Dhabi Government International Bond, REGS, 4.125%, 10/11/47
(Cost $243,761)	200,000	167,685

Uruguay - 3.6%
Uruguay Government International Bond
4.375%, 10/27/27	20,000	19,780
4.375%, 1/23/31	46,000	44,850
7.875%, 1/15/33	27,000	32,276
7.625%, 3/21/36	20,000	24,075
4.125%, 11/20/45	17,000	14,824
5.10%, 6/18/50	63,000	60,543
4.975%, 4/20/55	50,000	46,631

(Cost $301,706)		242,979

TOTAL SOVEREIGN BONDS
(Cost $7,520,698)		6,603,033

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
(Cost $10,620)	10,620	10,620

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
(Cost $33,717)	33,717	33,717

TOTAL INVESTMENTS - 98.8% (Cost $7,565,035)		6,647,370
Other assets and liabilities, net - 1.2%		80,412

NET ASSETS - 100.0%		6,727,782

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
—	10,620(f)	—	—	—	15	—	10,620	10,620
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
29,514	609,530	(605,327)	—	—	1,677	—	33,717	33,717

29,514	620,150	(605,327)	—	—	1,692	—	44,337	44,337

*	Non-income producing security.
(a)

Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $10,297, which is 0.2% of net assets.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds(a)	$—	$6,603,033	$—	$6,603,033
Short-Term Investments(a)	44,337	—	—	44,337

TOTAL	$44,337	$6,603,033	$—	$6,647,370

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ESEB-PH3

R-089711-1 (5/24) DBX005195 (5/24)